Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Current Monetary Assets [Abstract]
Summary of Other Current Monetary Assets
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$3,568	$4,054
Others	1,253	1,254
	$4,821	$5,308

Annual Yield Rates of Time Deposits and Negotiable Certificates of Deposits with Maturities of more Than Three Months

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2016	2017
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.11%-1.95%	0.06%-4.15%